Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ 10,151	₩ 8,140	₩ 11,338	₩ 7,695
Reclassification	0	0	0
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6,621	5,958	8,740	5,737
Reclassification	0	0	0
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,536	1,113	1,455	1,380
Reclassification	(1)	(6)	0
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	267	338	380	310
Reclassification	1	6	0
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,209	0	0	128
Reclassification	0	0	(128)
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1	4	6	8
Reclassification	0	0	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	517	727	757	₩ 132
Reclassification	0	0	₩ 128
Acquisition price
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	27,977	26,458
Acquisition price | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	15,514	16,197
Acquisition price | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	7,186	6,381
Acquisition price | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,887	1,787
Acquisition price | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,209
Acquisition price | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	9	9
Acquisition price | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	2,172	2,084
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(17,826)	(18,318)
Accumulated depreciation | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(8,893)	(10,239)
Accumulated depreciation | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(5,650)	(5,268)
Accumulated depreciation | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(1,620)	(1,449)
Accumulated depreciation | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	0
Accumulated depreciation | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(8)	(5)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ (1,655)	₩ (1,357)